TAXES BASED ON INCOME - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Unrecognized tax benefits	$ 69.9	$ 80.8	$ 108.7
Unrecognized tax benefits, if recognized, would reduce annual effective income tax rate	61.0	72.0
Accrued interest and penalties for uncertain tax positions, net of tax benefit	$ 22.0	$ 25.0